Document And Entity Information	Nov. 18, 2025
Document Information Line Items
Entity Central Index Key	0002085408
Document Type	S-1/A
Entity Registrant Name	General Purpose Acquisition Corp.
Entity Address, Address Line One	59 Front Street
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	845
Local Phone Number	677-4650
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the U.S. Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Amendment Flag	true
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	59 Front Street
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	845
Local Phone Number	677-4650
Contact Personnel Name	Peter C. Georgiopoulos